Derivative Financial Instruments - Additional Information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TRY (₺)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Jun. 25, 2019 EUR (€)	Aug. 09, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Short-term derivative assets	₺ 2,044,765		₺ 3,348,871
Interest expense accrual included in current derivative financial instruments assets	131,860		62,901
Short-term derivative liabilities	354,370		248,682
Interest expense accrual included in current derivative financial instruments liabilities	8,044		2,606
Hedges of net investments in foreign operations	(1,161,222)		(80,795)	₺ (3,042,919)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Hedges of net investments in foreign operations	(1,161,222)		(80,795)
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Participating cross currency swaps with guarantees | €					€ 191,036		€ 269,624
Guarantees included in current derivative financial instruments assets used for hedging	998,716		1,967,883
Assets subject to offsetting | €								€ 24,036	€ 167,000
Threshold market value change | €		€ 1,000
Threshold amount for transfer | €		10,000
Transfer amount as collateral to the company		340,544	11,092,846
Transfer amount as collateral to the bank		€ 309,884	10,094,130
Offset amount	998,716		1,967,883
Derivative financial assets without offsetting	2,870,371		5,062,399
Derivative financial liabilities without offsetting	181,260		5,674
Borrowings without offsetting	₺ 30,371,295		₺ 29,519,970
Bank loans | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $						$ 10,097
Bank loans | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					320,008
Lease liabilities | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | €					€ 9,882